Accounts Payable to Suppliers	12 Months Ended
Dec. 31, 2024
Accounts Payable To Suppliers
Accounts Payable to Suppliers
18. Accounts Payable to Suppliers

	12.31.2024	12.31.2023
Energy power	1,525,681	1,284,191
Materials and supplies	564,368	638,025
Charges for use of grid system	376,754	363,357
	2,466,803	2,285,573
Current	2,324,423	2,154,430
Noncurrent	142,380	131,143